Business combinations - Fair Value of PRA Health Sciences Inc Acquisition Consideration (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Jul. 01, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Fair value of cash consideration			$ 5,914,475	$ 37,761
Fair value of replacement share-based awards issued to acquiree employees		$ 209,399
PRA Health Sciences Inc
Business Acquisition [Line Items]
Fair value of cash consideration	$ 5,308,646
Fair value of ordinary shares issued to acquiree stockholders	5,658,126
Fair value of replacement share-based awards issued to acquiree employees	209,399
Repayment of term loan obligations and accrued interest	865,800
Total consideration	12,041,971
Repayments of assumed debt obligtaions	$ 401,600